Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 211,683	$ 982,450	$ 6,917	$ 42,724	$ 1,243,774
CHILE | Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]
Total	0	980,558	0	0	980,558
CHILE | Tesoreria General de la Republica [Member]
Total	25,900	0	0	0	25,900
CHILE | Various local Chilean municipalities/communities [Member]
Total	677	0	0	42,724	43,401
JORDAN | Income Tax Department [Member]
Total	2,936	0	0	0	2,936
JORDAN | Jordan Customs [Member]
Total	0	0	211	0	211
JORDAN | Ministry of Energy [Member]
Total	0	0	112	0	112
JORDAN | Ministry of Environment [Member]
Total	0	0	671	0	671
JORDAN | Ministry of Finance [Member]
Total	0	1,892	0	0	1,892
JORDAN | Ministry of Water and Irrigation [Member]
Total	0	0	2,393	0	2,393
JORDAN | Social Security [Member]
Total	0	0	3,530	0	3,530
UNITED STATES | United States Federal Government [Member]
Total	$ 182,170	$ 0	$ 0	$ 0	$ 182,170